Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Distribution costs	$ (547,393,154)	$ (536,420,140)	$ (470,120,810)
Administrative expenses	(205,911,739)	(214,915,089)	(197,256,571)
Others expenses by function	(329,266,797)	(339,783,068)	(270,703,334)
Others expenses included in ´Others expenses by function´	8,163,511	4,685,907	1,808,524
Total MSD&A	$ (1,074,408,179)	$ (1,086,432,390)	$ (936,272,191)